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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206	Durham, North Carolina 27707
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:   (919) 294-2000

Date of fiscal year end:         February 28, 2012

Date of reporting period:       May 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
May 31, 2011 (Unaudited)
Common Stocks — 98.3%	Shares	Value

Consumer Discretionary — 19.3%
Diversified Consumer Services — 0.8%
DeVry, Inc.	164	$8,831

Hotels, Restaurants & Leisure — 4.2%
Darden Restaurants, Inc.	488	24,717
Marriott International, Inc. - Class A	577	21,816
		46,533
Household Durables — 1.3%
Fortune Brands, Inc.	229	14,823

Internet & Catalog Retail — 1.9%
priceline.com, Inc. (a)	42	21,638

Media — 3.5%
Interpublic Group of Cos., Inc. (The)	1,230	14,674
John Wiley & Sons, Inc. - Class A	450	23,850
		38,524
Multiline Retail — 1.0%
Kohl's Corp.	202	10,754

Specialty Retail — 6.6%
Bed Bath & Beyond, Inc. (a)	410	22,095
CarMax, Inc. (a)	727	21,563
Ross Stores, Inc.	363	29,751
		73,409
Consumer Staples — 2.3%
Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	305	12,566

Food Products — 1.2%
H.J. Heinz Co.	241	13,236

Energy — 6.4%
Energy Equipment & Services — 3.3%
FMC Technologies, Inc. (a)	115	5,132
Oil States International, Inc. (a)	237	18,735
Weatherford International Ltd. (a)	630	12,455
		36,322
Oil, Gas & Consumable Fuels — 3.1%
Arch Coal, Inc.	478	14,287
Cimarex Energy Co.	100	9,593
Williams Cos., Inc. (The)	335	10,516
		34,396

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 98.3% (Continued)	Shares	Value

Financials — 7.0%
Capital Markets — 5.0%
Affiliated Managers Group, Inc. (a)	210	$22,203
Raymond James Financial, Inc.	440	15,726
TD Ameritrade Holding Corp.	800	17,240
		55,169
Real Estate Investment Trusts (REITs) — 2.0%
Digital Realty Trust, Inc.	355	22,141

Health Care — 12.4%
Biotechnology — 0.8%
United Therapeutics Corp. (a)	130	8,394

Health Care Equipment & Supplies — 1.6%
CareFusion Corp. (a)	620	17,968

Health Care Providers & Services — 3.2%
DaVita, Inc. (a)	230	19,332
Universal Health Services, Inc. - Class B	304	16,565
		35,897
Pharmaceuticals — 6.8%
Endo Pharmaceuticals Holdings, Inc. (a)	431	17,943
Hospira, Inc. (a)	402	22,227
Medicis Pharmaceutical Corp. - Class A	192	7,194
Salix Pharmaceuticals Ltd. (a)	460	18,414
Watson Pharmaceuticals, Inc. (a)	145	9,331
		75,109
Industrials — 15.0%
Aerospace & Defense — 4.4%
Esterline Technologies Corp. (a)	524	39,625
Triumph Group, Inc.	104	9,726
		49,351
Machinery — 2.8%
Crane Co.	628	30,891

Marine — 2.7%
Kirby Corp. (a)	522	29,999

Professional Services — 5.1%
IHS, Inc. - Class A (a)	313	27,456
Manpower, Inc.	472	28,853
		56,309

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 98.3% (Continued)	Shares	Value

Information Technology — 25.7%
Communications Equipment — 1.6%
Brocade Communications Systems, Inc. (a)	2,685	$17,909

Computers & Peripherals — 5.4%
NCR Corp. (a)	1,105	21,570
NetApp, Inc. (a)	443	24,263
SanDisk Corp. (a)	305	14,494
		60,327
Internet Software & Services — 3.4%
LogMeIn, Inc. (a)	439	19,105
Monster Worldwide, Inc. (a)	1,210	18,658
		37,763
Semiconductors & Semiconductor Equipment — 6.7%
Cypress Semiconductor Corp.	618	14,474
Fairchild Semiconductor International, Inc. (a)	1,070	19,303
MEMC Electronic Materials, Inc. (a)	1,005	10,573
PMC-Sierra, Inc. (a)	2,773	21,740
Varian Semiconductor Equipment Associates, Inc. (a)	144	8,844
		74,934
Software — 8.6%
Autodesk, Inc. (a)	169	7,264
Cadence Design Systems, Inc. (a)	1,305	13,950
Citrix Systems, Inc. (a)	112	9,813
Nuance Communications, Inc. (a)	670	14,713
Parametric Technology Corp. (a)	666	15,511
Rovi Corp. (a)	337	19,533
salesforce.com, inc. (a)	100	15,226
		96,010
Materials — 8.9%
Chemicals — 4.4%
Albermarle Corp.	185	13,105
CF Industries Holdings, Inc.	60	9,227
Eastman Chemical Co.	248	26,251
		48,583
Metals & Mining — 3.7%
Cliffs Natural Resources, Inc.	283	25,668
United States Steel Corp.	220	10,144
Walter Energy, Inc.	45	5,605
		41,417
Paper & Forest Products — 0.8%
International Paper Co.	271	8,461

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 98.3% (Continued)	Shares	Value

Telecommunication Services — 1.3%
Wire Telecommunication Services — 1.3%
Leap Wireless International, Inc. (a)	847	$14,238

Total Common Stocks (Cost $915,817)		$1,091,902

Money Market Funds — 5.1%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I,
0.01% (b) (Cost $56,174)	56,174	$56,174

Total Investments at Value — 103.4% (Cost $971,991)		$1,148,076

Liabilities in Excess of Other Assets — (3.4%)		(37,850)

Net Assets — 100.0%		$1,110,226

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at May 31, 2011.

See accompanying notes to Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments
May 31, 2011 (Unaudited)

1.	Securities Valuation

NCM Capital Mid-Cap Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are listed on a securities exchange are generally valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the last quoted sales price, if available at the time of valuation, otherwise at the last quoted bid price.  Securities for which no current reliable market quotation is readily available are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,091,902	$–	$–	$1,091,902
Money Market Funds	56,174	–	–	56,174
Total	$1,148,076	$–	$–	$1,148,076

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments (Continued)

During the quarter ended May 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of May 31, 2011.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2011:

Tax cost of portfolio investments	$974,282

Gross unrealized appreciation	$185,712
Gross unrealized depreciation	(11,918)
Net unrealized appreciation	$173,794

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	June 20, 2011

By (Signature and Title)*		/s/ Michael L. Lawrence
Michael L. Lawrence, Treasurer

Date	June 20, 2011

* Print the name and title of each signing officer under his or her signature.